ACQUISITIONS (Details 10) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Jul. 31, 2013	Dec. 31, 2013 Pactera Jinxin Contingent Consideration Payable Based on Financial Performance of 2013	Dec. 31, 2013 Pactera Jinxin HiSoft Beijing	Dec. 31, 2012 Pactera Jinxin HiSoft Beijing	Oct. 01, 2012 Pactera Jinxin HiSoft Beijing	Dec. 31, 2010 Pactera Jinxin Third party individuals	Dec. 31, 2010 Pactera Jinxin Third party individuals item	Oct. 03, 2012 Pactera Jinxin HiSoft Beijing	Dec. 31, 2010 Pactera Jinxin HiSoft Beijing
Subsidiaries and variable interest entity
Number of third party individuals							5
Ownership interest acquired (as a percent)					40.00%	40.00%	40.00%		60.00%
Capital injected to incorporate new entity						$ 909			$ 1,364
Total consideration								12,938
Cash consideration paid	9,004		9,278	1,203
Potential consideration payable		$ 2,457